LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.57%
Aerospace & Defense–1.69%
†Axon Enterprise, Inc.	27,066	$ 6,085,790
Curtiss-Wright Corp.	15,507	2,733,264
Hexcel Corp.	34,071	2,325,346
†Mercury Systems, Inc.	23,470	1,199,786
Woodward, Inc.	23,554	2,293,453
		14,637,639
Air Freight & Logistics–0.28%
†GXO Logistics, Inc.	48,023	2,423,241
		2,423,241
Automobile Components–1.89%
†Adient PLC	38,379	1,572,004
Autoliv, Inc.	31,000	2,894,160
Dana, Inc.	51,644	777,242
†Fox Factory Holding Corp.	17,109	2,076,519
Gentex Corp.	94,955	2,661,589
†Goodyear Tire & Rubber Co.	114,498	1,261,768
Lear Corp.	23,425	3,267,553
†Visteon Corp.	11,392	1,786,608
		16,297,443
Automobiles–0.44%
Harley-Davidson, Inc.	53,848	2,044,609
Thor Industries, Inc.	21,730	1,730,577
		3,775,186
Banks–6.07%
Associated Banc-Corp.	60,863	1,094,317
Bank of Hawaii Corp.	16,197	843,540
Bank OZK	44,808	1,532,434
Cadence Bank	73,851	1,533,147
Cathay General Bancorp	28,222	974,223
Columbia Banking System, Inc.	84,096	1,801,336
Commerce Bancshares, Inc.	44,963	2,623,591
Cullen/Frost Bankers, Inc.	26,027	2,741,684
East West Bancorp, Inc.	55,853	3,099,841
First Financial Bankshares, Inc.	52,543	1,676,122
First Horizon Corp.	217,212	3,862,029
FNB Corp.	141,992	1,647,107
Fulton Financial Corp.	67,799	936,982
Glacier Bancorp, Inc.	44,837	1,883,602
Hancock Whitney Corp.	34,687	1,262,607
Home BancShares, Inc.	76,785	1,667,002
International Bancshares Corp.	21,371	915,106
New York Community Bancorp, Inc.	275,371	2,489,354
Old National Bancorp	118,558	1,709,606
PacWest Bancorp	47,687	463,995
Pinnacle Financial Partners, Inc.	30,948	1,707,092
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Prosperity Bancshares, Inc.	35,861	$ 2,206,169
SouthState Corp.	30,200	2,152,052
Synovus Financial Corp.	58,879	1,815,240
†Texas Capital Bancshares, Inc.	18,998	930,142
UMB Financial Corp.	17,600	1,015,872
United Bankshares, Inc.	52,608	1,851,802
Valley National Bancorp	170,122	1,571,927
Webster Financial Corp.	68,736	2,709,573
Wintrust Financial Corp.	24,597	1,794,351
		52,511,845
Beverages–0.44%
†Boston Beer Co., Inc. Class A	3,816	1,254,319
†Celsius Holdings, Inc.	16,353	1,519,848
Coca-Cola Consolidated, Inc.	1,863	996,854
		3,771,021
Biotechnology–1.59%
†Arrowhead Pharmaceuticals, Inc.	42,846	1,088,288
†Exelixis, Inc.	130,568	2,534,325
†Halozyme Therapeutics, Inc.	54,732	2,090,215
†Neurocrine Biosciences, Inc.	38,914	3,938,875
†United Therapeutics Corp.	18,149	4,064,650
		13,716,353
Broadline Retail–0.58%
Kohl's Corp.	42,713	1,005,464
Macy's, Inc.	109,693	1,918,531
Nordstrom, Inc.	45,090	733,614
†Ollie's Bargain Outlet Holdings, Inc.	23,562	1,365,182
		5,022,791
Building Products–3.23%
Advanced Drainage Systems, Inc.	25,000	2,105,250
†Builders FirstSource, Inc.	58,775	5,218,045
Carlisle Cos., Inc.	20,634	4,664,728
Fortune Brands Home & Security, Inc.	51,911	3,048,733
Lennox International, Inc.	13,054	3,280,209
Owens Corning	37,030	3,547,474
Simpson Manufacturing Co., Inc.	17,243	1,890,523
†Trex Co., Inc.	44,420	2,161,921
UFP Industries, Inc.	25,000	1,986,750
		27,903,633
Capital Markets–1.98%
Affiliated Managers Group, Inc.	15,248	2,171,620
Evercore, Inc. Class A	14,463	1,668,741
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Federated Hermes, Inc.	34,219	$ 1,373,551
Interactive Brokers Group, Inc. Class A	41,641	3,437,881
Janus Henderson Group PLC	53,645	1,429,103
Jefferies Financial Group, Inc.	71,953	2,283,788
SEI Investments Co.	40,178	2,312,244
Stifel Financial Corp.	41,821	2,471,203
		17,148,131
Chemicals–2.93%
Ashland, Inc.	20,162	2,070,839
Avient Corp.	34,604	1,424,301
†Axalta Coating Systems Ltd.	88,600	2,683,694
Cabot Corp.	22,769	1,745,016
Chemours Co.	58,689	1,757,149
†Ingevity Corp.	14,220	1,017,014
NewMarket Corp.	2,557	933,254
Olin Corp.	49,359	2,739,424
RPM International, Inc.	51,457	4,489,109
Scotts Miracle-Gro Co.	16,372	1,141,783
Sensient Technologies Corp.	17,016	1,302,745
Valvoline, Inc.	69,255	2,419,770
Westlake Corp.	13,939	1,616,645
		25,340,743
Commercial Services & Supplies–1.26%
Brink's Co.	18,802	1,255,974
†Clean Harbors, Inc.	19,856	2,830,671
MSA Safety, Inc.	14,915	1,991,152
†Stericycle, Inc.	37,315	1,627,307
Tetra Tech, Inc.	21,446	3,150,632
		10,855,736
Communications Equipment–0.68%
†Calix, Inc.	23,046	1,235,035
†Ciena Corp.	59,566	3,128,407
†Lumentum Holdings, Inc.	27,606	1,491,000
		5,854,442
Construction & Engineering–1.98%
AECOM	55,728	4,698,985
EMCOR Group, Inc.	19,290	3,136,361
†Fluor Corp.	57,515	1,777,789
†MasTec, Inc.	23,867	2,253,999
MDU Resources Group, Inc.	82,314	2,508,931
Valmont Industries, Inc.	8,635	2,756,983
		17,133,048
Construction Materials–0.24%
Eagle Materials, Inc.	14,414	2,115,255
		2,115,255
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.37%
FirstCash Holdings, Inc.	15,187	$ 1,448,384
Navient Corp.	38,418	614,304
SLM Corp.	95,376	1,181,709
		3,244,397
Consumer Staples Distribution & Retail–1.92%
†BJ's Wholesale Club Holdings, Inc.	53,774	4,090,588
Casey's General Stores, Inc.	14,780	3,199,279
†Grocery Outlet Holding Corp.	35,833	1,012,641
†Performance Food Group Co.	63,014	3,802,265
†Sprouts Farmers Market, Inc.	42,847	1,500,930
†U.S. Foods Holding Corp.	82,100	3,032,774
		16,638,477
Containers & Packaging–0.92%
AptarGroup, Inc.	25,826	3,052,375
Greif, Inc. Class A	10,365	656,830
Silgan Holdings, Inc.	33,864	1,817,481
Sonoco Products Co.	39,471	2,407,731
		7,934,417
Diversified Consumer Services–1.01%
Graham Holdings Co. Class B	1,554	925,935
†Grand Canyon Education, Inc.	12,415	1,414,069
H&R Block, Inc.	60,931	2,147,818
Service Corp. International	61,158	4,206,447
		8,694,269
Diversified Telecommunication Services–0.59%
†Frontier Communications Parent, Inc.	87,248	1,986,637
Iridium Communications, Inc.	49,758	3,081,513
		5,068,150
Electric Utilities–1.37%
ALLETE, Inc.	23,138	1,489,393
Hawaiian Electric Industries, Inc.	44,312	1,701,581
IDACORP, Inc.	20,467	2,217,190
OGE Energy Corp.	79,139	2,980,375
PNM Resources, Inc.	34,745	1,691,386
Portland General Electric Co.	36,136	1,766,689
		11,846,614
Electrical Equipment–2.10%
Acuity Brands, Inc.	12,617	2,305,505
EnerSys	16,527	1,435,866
Hubbell, Inc.	21,439	5,216,323
nVent Electric PLC	65,732	2,822,532
Regal Rexnord Corp.	26,277	3,697,962

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†SunPower Corp.	34,548	$ 478,144
†Sunrun, Inc.	86,261	1,738,159
†Vicor Corp.	9,023	423,540
		18,118,031
Electronic Equipment, Instruments & Components–3.50%
†Arrow Electronics, Inc.	23,498	2,934,195
Avnet, Inc.	37,045	1,674,434
Belden, Inc.	17,327	1,503,464
Cognex Corp.	68,600	3,399,130
†Coherent Corp.	56,140	2,137,811
†IPG Photonics Corp.	13,014	1,604,757
Jabil, Inc.	53,600	4,725,376
Littelfuse, Inc.	10,021	2,686,530
National Instruments Corp.	51,452	2,696,599
†Novanta, Inc.	14,347	2,282,464
TD SYNNEX Corp.	17,018	1,647,172
Vishay Intertechnology, Inc.	52,447	1,186,351
Vontier Corp.	63,953	1,748,475
		30,226,758
Energy Equipment & Services–0.76%
ChampionX Corp.	77,998	2,116,086
NOV, Inc.	155,102	2,870,938
†Valaris Ltd.	24,100	1,567,946
		6,554,970
Entertainment–0.18%
World Wrestling Entertainment, Inc. Class A	17,527	1,599,514
		1,599,514
Financial Services–1.50%
Essent Group Ltd.	43,598	1,746,100
†Euronet Worldwide, Inc.	19,071	2,134,045
MGIC Investment Corp.	114,731	1,539,690
Voya Financial, Inc.	38,234	2,732,202
Western Union Co.	148,416	1,654,838
†WEX, Inc.	17,246	3,171,367
		12,978,242
Food Products–1.45%
†Darling Ingredients, Inc.	63,575	3,712,780
Flowers Foods, Inc.	77,772	2,131,731
Ingredion, Inc.	26,536	2,699,507
Lancaster Colony Corp.	8,030	1,629,126
†Pilgrim's Pride Corp.	18,187	421,575
†Post Holdings, Inc.	21,212	1,906,322
		12,501,041
Gas Utilities–1.38%
National Fuel Gas Co.	37,029	2,138,055
New Jersey Resources Corp.	38,952	2,072,246
ONE Gas, Inc.	21,915	1,736,325
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
†Southwest Gas Holdings, Inc.	26,076	$ 1,628,446
Spire, Inc.	21,248	1,490,335
UGI Corp.	82,754	2,876,529
		11,941,936
Ground Transportation–1.91%
†Avis Budget Group, Inc.	10,071	1,961,831
†Hertz Global Holdings, Inc.	64,000	1,042,560
Knight-Swift Transportation Holdings, Inc.	63,747	3,606,805
Landstar System, Inc.	14,542	2,606,799
Ryder System, Inc.	20,341	1,815,231
†Saia, Inc.	10,611	2,887,041
Werner Enterprises, Inc.	23,792	1,082,298
†XPO Logistics, Inc.	46,616	1,487,050
		16,489,615
Health Care Equipment & Supplies–3.64%
†Enovis Corp.	19,288	1,031,715
†Envista Holdings Corp.	65,998	2,697,998
†Globus Medical, Inc. Class A	31,335	1,774,814
†Haemonetics Corp.	20,485	1,695,134
†ICU Medical, Inc.	8,154	1,345,084
†Inari Medical, Inc.	19,546	1,206,770
†Integra LifeSciences Holdings Corp.	29,412	1,688,543
†Lantheus Holdings, Inc.	27,862	2,300,287
†LivaNova PLC	21,665	944,161
†Masimo Corp.	19,175	3,538,554
†Neogen Corp.	87,477	1,620,074
†Omnicell, Inc.	18,074	1,060,402
†Penumbra, Inc.	15,073	4,200,694
†QuidelOrtho Corp.	21,655	1,929,244
†Shockwave Medical, Inc.	14,630	3,172,223
†STAAR Surgical Co.	19,513	1,247,856
		31,453,553
Health Care Providers & Services–2.13%
†Acadia Healthcare Co., Inc.	35,826	2,588,429
†Amedisys, Inc.	13,152	967,330
Chemed Corp.	5,919	3,182,942
Encompass Health Corp.	40,393	2,185,261
†HealthEquity, Inc.	34,217	2,008,880
†Option Care Health, Inc.	67,728	2,151,719
Patterson Cos., Inc.	35,066	938,717
†Progyny, Inc.	30,454	978,182
†R1 RCM, Inc.	55,637	834,555
†Tenet Healthcare Corp.	43,767	2,600,635
		18,436,650
Health Care REITs–1.15%
Healthcare Realty Trust, Inc. Class A	150,450	2,908,198

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Medical Properties Trust, Inc.	242,062	$ 1,989,750
Omega Healthcare Investors, Inc.	94,794	2,598,304
Physicians Realty Trust	92,397	1,379,487
Sabra Health Care REIT, Inc.	93,496	1,075,204
		9,950,943
Hotel & Resort REITs–0.13%
Park Hotels & Resorts, Inc.	91,013	1,124,921
		1,124,921
Hotels, Restaurants & Leisure–3.39%
Aramark	104,500	3,741,100
Boyd Gaming Corp.	32,110	2,058,893
Choice Hotels International, Inc.	11,219	1,314,755
Churchill Downs, Inc.	13,023	3,347,562
†Hilton Grand Vacations, Inc.	31,800	1,412,874
†Light & Wonder, Inc. Class A	36,718	2,204,916
Marriott Vacations Worldwide Corp.	15,511	2,091,814
Papa John's International, Inc.	13,013	975,064
†Penn Entertainment, Inc.	62,790	1,862,351
Texas Roadhouse, Inc.	26,486	2,862,077
Travel & Leisure Co.	32,901	1,289,719
Wendy's Co.	68,984	1,502,472
Wingstop, Inc.	12,110	2,223,154
†Wyndham Hotels & Resorts, Inc.	35,752	2,425,773
		29,312,524
Household Durables–1.55%
†Helen of Troy Ltd.	9,711	924,196
KB Home	31,622	1,270,572
Leggett & Platt, Inc.	53,665	1,710,840
†Taylor Morrison Home Corp.	43,857	1,677,968
Tempur Sealy International, Inc.	67,412	2,662,100
Toll Brothers, Inc.	41,263	2,477,018
†TopBuild Corp.	12,942	2,693,748
		13,416,442
Household Products–0.11%
Energizer Holdings, Inc.	26,824	930,793
		930,793
Independent Power and Renewable Electricity Producers–0.21%
Ormat Technologies, Inc.	21,038	1,783,391
		1,783,391
Industrial REITs–1.18%
EastGroup Properties, Inc.	17,238	2,849,786
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	52,186	$ 2,776,295
Rexford Industrial Realty, Inc.	76,075	4,537,874
		10,163,955
Insurance–3.90%
American Financial Group, Inc.	28,261	3,433,711
†Brighthouse Financial, Inc.	26,383	1,163,754
CNO Financial Group, Inc.	46,309	1,027,597
First American Financial Corp.	41,912	2,332,822
Hanover Insurance Group, Inc.	14,395	1,849,758
Kemper Corp.	25,860	1,413,508
Kinsale Capital Group, Inc.	8,723	2,618,208
Old Republic International Corp.	111,655	2,788,025
Primerica, Inc.	14,936	2,572,577
Reinsurance Group of America, Inc.	26,554	3,525,309
RenaissanceRe Holdings Ltd.	17,290	3,463,879
RLI Corp.	16,348	2,172,813
Selective Insurance Group, Inc.	24,398	2,325,861
Unum Group	75,697	2,994,573
		33,682,395
Interactive Media & Services–0.27%
†TripAdvisor, Inc.	42,415	842,362
†Ziff Davis, Inc.	19,103	1,490,989
		2,333,351
IT Services–0.14%
†Kyndryl Holdings, Inc.	82,621	1,219,486
		1,219,486
Leisure Products–1.16%
Brunswick Corp.	29,350	2,406,700
†Mattel, Inc.	142,157	2,617,110
Polaris, Inc.	22,053	2,439,724
†Topgolf Callaway Brands Corp.	56,118	1,213,271
†YETI Holdings, Inc.	34,912	1,396,480
		10,073,285
Life Sciences Tools & Services–1.38%
†Azenta, Inc.	27,467	1,225,578
Bruker Corp.	39,485	3,112,997
†Medpace Holdings, Inc.	10,197	1,917,546
†Repligen Corp.	20,502	3,451,717
†Sotera Health Co.	39,968	715,827

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Syneos Health, Inc.	41,654	$ 1,483,715
		11,907,380
Machinery–4.73%
AGCO Corp.	24,463	3,307,397
†Chart Industries, Inc.	16,919	2,121,643
Crane Holdings Co.	19,317	2,192,479
Donaldson Co., Inc.	48,470	3,167,030
Esab Corp.	20,914	1,235,390
Flowserve Corp.	52,904	1,798,736
Graco, Inc.	67,218	4,907,586
ITT, Inc.	33,476	2,888,979
Lincoln Electric Holdings, Inc.	22,972	3,884,565
†Middleby Corp.	21,311	3,124,406
Oshkosh Corp.	26,471	2,201,858
Terex Corp.	27,323	1,321,887
Timken Co.	26,796	2,189,769
Toro Co.	42,180	4,688,729
Watts Water Technologies, Inc. Class A	11,045	1,859,094
		40,889,548
Marine Transportation–0.20%
†Kirby Corp.	24,245	1,689,877
		1,689,877
Media–1.00%
Cable One, Inc.	1,952	1,370,304
John Wiley & Sons, Inc. Class A	17,381	673,861
New York Times Co. Class A	64,743	2,517,208
Nexstar Media Group, Inc. Class A	14,864	2,566,418
TEGNA, Inc.	90,312	1,527,176
		8,654,967
Metals & Mining–2.64%
Alcoa Corp.	71,622	3,048,232
†Cleveland-Cliffs, Inc.	204,587	3,750,080
Commercial Metals Co.	47,499	2,322,701
†MP Materials Corp.	37,371	1,053,489
Reliance Steel & Aluminum Co.	23,457	6,022,350
Royal Gold, Inc.	26,572	3,446,654
U.S. Steel Corp.	89,929	2,347,147
Worthington Industries, Inc.	12,275	793,579
		22,784,232
Mortgage Real Estate Investment Trusts (REITs)–0.67%
Annaly Capital Management, Inc.	189,385	3,619,147
Starwood Property Trust, Inc.	122,700	2,170,563
		5,789,710
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.35%
Black Hills Corp.	26,343	$ 1,662,243
NorthWestern Corp.	23,388	1,353,230
		3,015,473
Office REITs–0.77%
Corporate Office Properties Trust	45,507	1,078,971
Cousins Properties, Inc.	61,298	1,310,551
Douglas Emmett, Inc.	71,157	877,366
Highwoods Properties, Inc.	42,615	988,242
Kilroy Realty Corp.	42,579	1,379,560
Vornado Realty Trust	65,207	1,002,231
		6,636,921
Oil, Gas & Consumable Fuels–3.06%
Antero Midstream Corp.	135,579	1,422,224
†Antero Resources Corp.	111,771	2,580,792
Chord Energy Corp.	16,700	2,247,820
†CNX Resources Corp.	66,054	1,058,185
†DT Midstream, Inc.	39,163	1,933,477
Equitrans Midstream Corp.	175,184	1,012,564
HF Sinclair Corp.	54,440	2,633,807
Matador Resources Co.	45,439	2,165,168
Murphy Oil Corp.	59,150	2,187,367
PBF Energy, Inc. Class A	46,265	2,006,051
PDC Energy, Inc.	37,299	2,393,850
Range Resources Corp.	97,811	2,589,057
†Southwestern Energy Co.	446,713	2,233,565
		26,463,927
Paper & Forest Products–0.18%
Louisiana-Pacific Corp.	29,021	1,573,228
		1,573,228
Passenger Airlines–0.11%
†JetBlue Airways Corp.	131,101	954,415
		954,415
Personal Care Products–0.41%
†BellRing Brands, Inc.	52,526	1,785,884
†Coty, Inc. Class A	147,969	1,784,506
		3,570,390
Pharmaceuticals–0.65%
†Jazz Pharmaceuticals PLC	24,988	3,656,494
Perrigo Co. PLC	54,500	1,954,915
		5,611,409
Professional Services–3.15%
†ASGN, Inc.	20,199	1,669,851
†CACI International, Inc. Class A	9,311	2,758,663
Concentrix Corp.	17,150	2,084,582
†ExlService Holdings, Inc.	13,384	2,165,933

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Exponent, Inc.	20,300	$ 2,023,707
†FTI Consulting, Inc.	13,934	2,749,875
Genpact Ltd.	66,646	3,080,378
Insperity, Inc.	14,434	1,754,453
KBR, Inc.	54,235	2,985,637
ManpowerGroup, Inc.	20,465	1,688,976
Maximus, Inc.	24,510	1,928,937
Science Applications International Corp.	21,615	2,322,748
		27,213,740
Real Estate Management & Development–0.31%
†Jones Lang LaSalle, Inc.	18,712	2,722,409
		2,722,409
Residential REITs–0.41%
Apartment Income REIT Corp.	58,689	2,101,653
Independence Realty Trust, Inc.	90,608	1,452,446
		3,554,099
Retail REITs–1.54%
Agree Realty Corp.	35,853	2,459,874
Brixmor Property Group, Inc.	121,400	2,612,528
Kite Realty Group Trust	88,688	1,855,353
Macerich Co.	86,942	921,585
National Retail Properties, Inc.	72,349	3,194,209
Spirit Realty Capital, Inc.	56,532	2,252,235
		13,295,784
Semiconductors & Semiconductor Equipment–3.04%
†Allegro MicroSystems, Inc.	26,329	1,263,529
Amkor Technology, Inc.	40,657	1,057,895
†Cirrus Logic, Inc.	22,288	2,437,861
†Lattice Semiconductor Corp.	54,680	5,221,940
†MACOM Technology Solutions Holdings, Inc.	20,684	1,465,255
MKS Instruments, Inc.	23,152	2,051,730
Power Integrations, Inc.	22,353	1,891,958
†Silicon Laboratories, Inc.	12,772	2,236,249
†SiTime Corp.	6,509	925,775
†Synaptics, Inc.	15,439	1,716,045
Universal Display Corp.	17,591	2,728,892
†Wolfspeed, Inc.	50,280	3,265,686
		26,262,815
Software–2.68%
†ACI Worldwide, Inc.	45,487	1,227,239
†Aspen Technology, Inc.	11,756	2,690,596
†Blackbaud, Inc.	18,054	1,251,142
†CommVault Systems, Inc.	18,026	1,022,795
†Dynatrace, Inc.	87,389	3,696,555
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Envestnet, Inc.	22,395	$ 1,313,915
†Manhattan Associates, Inc.	25,257	3,911,046
†NCR Corp.	55,618	1,312,029
†Paylocity Holding Corp.	16,577	3,295,176
†Qualys, Inc.	13,993	1,819,370
†Teradata Corp.	41,207	1,659,818
		23,199,681
Specialized REITs–2.10%
CubeSmart	89,405	4,132,299
EPR Properties	30,367	1,156,983
Lamar Advertising Co. Class A	34,623	3,458,491
Life Storage, Inc.	33,806	4,431,629
National Storage Affiliates Trust	34,206	1,429,127
PotlatchDeltic Corp.	32,697	1,618,501
Rayonier, Inc.	59,270	1,971,320
		18,198,350
Specialty Retail–2.90%
†AutoNation, Inc.	13,846	1,860,349
Dick's Sporting Goods, Inc.	24,007	3,406,353
†Five Below, Inc.	22,068	4,545,346
Foot Locker, Inc.	32,102	1,274,128
†GameStop Corp. Class A	102,314	2,355,268
Gap, Inc.	85,387	857,286
Lithia Motors, Inc.	11,066	2,533,339
Murphy USA, Inc.	8,014	2,068,013
†RH	7,379	1,797,155
†Victoria's Secret & Co.	32,887	1,123,091
Williams-Sonoma, Inc.	26,404	3,212,311
		25,032,639
Technology Hardware, Storage & Peripherals–0.31%
†Super Micro Computer, Inc.	18,638	1,985,879
Xerox Holdings Corp.	45,350	698,390
		2,684,269
Textiles, Apparel & Luxury Goods–2.18%
†Capri Holdings Ltd.	50,134	2,356,298
Carter's, Inc.	15,447	1,110,948
Columbia Sportswear Co.	14,331	1,293,229
†Crocs, Inc.	24,993	3,160,115
†Deckers Outdoor Corp.	10,513	4,726,119
PVH Corp.	25,201	2,246,921
†Skechers USA, Inc. Class A	54,327	2,581,619
†Under Armour, Inc. Class A	76,379	724,837
†Under Armour, Inc. Class C	79,488	678,033
		18,878,119
Trading Companies & Distributors–1.12%
GATX Corp.	14,248	1,567,565

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. Class A	19,114	$ 1,605,576
†Univar Solutions, Inc.	66,048	2,313,662
Watsco, Inc.	13,264	4,220,074
		9,706,877
Water Utilities–0.48%
Essential Utilities, Inc.	95,016	4,147,448
		4,147,448
Total Common Stock (Cost $619,355,112)		860,662,334

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.32%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	2,732,791	$ 2,732,791
Total Money Market Fund (Cost $2,732,791)		2,732,791

TOTAL INVESTMENTS–99.89% (Cost $622,087,903)	863,395,125
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	975,639
NET ASSETS APPLICABLE TO 73,103,760 SHARES OUTSTANDING–100.00%	$864,370,764

† Non-income producing.

The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
16	E-mini S&P MidCap 400 Index	$4,047,520	$3,945,608	6/16/23	$101,912	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$860,662,334	$—	$—	$860,662,334
Money Market Fund	2,732,791	—	—	2,732,791
Total Investments	$863,395,125	$—	$—	$863,395,125
Derivatives:

Assets:
Futures Contract	$101,912	$—	$—	$101,912
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8